Income tax - (Loss) Income before income tax expense and share of income (loss) in equity method investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax
(Loss) income before income tax expense and share of income (loss) in equity method investments	¥ (5,738,175)	$ (786,126)	¥ (8,288,920)	¥ (7,355,091)
The People's Republic of China
Income Tax
(Loss) income before income tax expense and share of income (loss) in equity method investments	(5,397,006)		(8,302,693)	(7,480,164)
Netherlands
Income Tax
(Loss) income before income tax expense and share of income (loss) in equity method investments	(434,291)		(107,145)
Sweden
Income Tax
(Loss) income before income tax expense and share of income (loss) in equity method investments	89,231		119,064	131,098
Others
Income Tax
(Loss) income before income tax expense and share of income (loss) in equity method investments	¥ 3,891		¥ 1,854	¥ 7,254